Supplement dated October 20, 2009 to the
Class A Shares, Class B Shares
and Class C Shares Prospectuses

Dated September 30, 2009
VAN KAMPEN MONEY MARKET FUND

Dated January 30, 2009
VAN KAMPEN PENNSYLVANIA TAX FREE INCOME FUND,
as previously supplemented on August 14, 2009
VAN KAMPEN GOVERNMENT SECURITIES FUND,
as previously supplemented on August 14, 2009
VAN KAMPEN TAX FREE TRUST,
on behalf of its series,
Van Kampen California Insured Tax Free Fund
Van Kampen Insured Tax Free Income Fund
Van Kampen Intermediate Term Municipal Income Fund
Van Kampen Municipal Income Fund
Van Kampen New York Tax Free Income Fund,
as previously supplemented on August 14, 2009
Van Kampen Strategic Municipal Income Fund,
as previously supplemented on August 14, 2009 and May 29, 2009

Dated December 30, 2008
VAN KAMPEN HIGH YIELD FUND,
as previously supplemented on August 14, 2009
and March 11, 2009
VAN KAMPEN CORPORATE BOND FUND,
as previously supplemented on August 14, 2009
and January 6, 2009
VAN KAMPEN TRUST,
on behalf of its series,
Van Kampen Core Plus Fixed Income Fund,
as previously supplemented on August 14, 2009
VAN KAMPEN EQUITY TRUST II,
on behalf of its series,
Van Kampen American Franchise Fund,
as previously supplemented on August 14, 2009
and April 29, 2009
Van Kampen Core Growth Fund,
as previously supplemented on August 14, 2009 and May 29, 2009
Van Kampen Equity Premium Income Fund
Van Kampen International Advantage Fund
Van Kampen International Growth Fund,
each as previously supplemented on August 14, 2009
Van Kampen Technology Fund,
as previously supplemented on August 14, 2009 and July 29, 2009

Dated December 24, 2008
VAN KAMPEN TRUST II,
on behalf of its series,
Van Kampen Global Tactical Asset Allocation Fund,
as previously supplemented on August 14, 2009
and August 7, 2009
Van Kampen Global Bond Fund,
As previously supplemented on August 14, 2009

Dated November 1, 2008
VAN KAMPEN CAPITAL GROWTH FUND,
as previously supplemented on August 14, 2009,
November 20, 2008
VAN KAMPEN SERIES FUND, INC.,
on behalf of its series,
Van Kampen American Value Fund,
as previously supplemented on August 14, 2009, January 6, 2009 and November 20, 2008
Van Kampen Emerging Markets Fund,
as previously supplemented on August 14, 2009, April 17, 2009 and November 20, 2008
Van Kampen Equity Growth Fund
Van Kampen Global Equity Allocation Fund,
as previously supplemented on August 14, 2009
and November 20, 2008
Van Kampen Global Franchise Fund,
as previously supplemented on August 14, 2009,
August 7, 2009, April 29, 2009, November 20, 2008
and November 1, 2008

On October 19, 2009, Morgan Stanley & Co. Incorporated (“Morgan Stanley”), the parent company of Van Kampen Investments Inc., announced that it has reached a definitive agreement to sell its retail asset management business to Invesco Ltd. (“Invesco”). The transaction (“Transaction”) includes a sale of the part of the asset management business that advises funds, including the Van Kampen family of funds. The Transaction is subject to certain approvals and other conditions to closing, and is currently expected to close in mid-2010.

Under the Investment Company Act of 1940, the closing of the Transaction will cause each Fund’s current investment advisory agreement with Van Kampen Asset Management, a subsidiary of Van Kampen Investments Inc., to terminate. In connection with the Transaction, it is expected that each Fund’s Board of Trustees/Directors (together the “Boards”) will be asked to consider and approve changes to each Fund, such as approval of a new investment advisory agreement with affiliate(s) of Invesco. In addition, the Boards may be asked to consider and approve changes related to each Fund’s current service providers, governing documents and agreements that conform each Fund to Invesco’s service model for investment management. If approved by the Boards, matters will be submitted to the shareholders of such Fund for their approval.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MULTIFNDSPT25 10/09

Supplement dated October 20, 2009 to the
Class I Shares
(and where applicable, Class R Shares) Prospectuses

Dated January 30, 2009
VAN KAMPEN PENNSYLVANIA TAX FREE INCOME FUND,
as previously supplemented on September 14, 2009
VAN KAMPEN GOVERNMENT SECURITIES FUND,
as previously supplemented on September 14, 2009
VAN KAMPEN TAX FREE TRUST,
on behalf of its series,
Van Kampen California Insured Tax Free Fund
Van Kampen Insured Tax Free Income Fund
Van Kampen Intermediate Term Municipal Income Fund
Van Kampen Municipal Income Fund
Van Kampen New York Tax Free Income Fund,
each as previously supplemented on September 14, 2009
Van Kampen Strategic Municipal Income Fund,
as previously supplemented on September 14, 2009
and May 29, 2009

Dated December 30, 2008
VAN KAMPEN HIGH YIELD FUND,
as previously supplemented on September 14, 2009
and March 11, 2009
VAN KAMPEN CORPORATE BOND FUND,
as previously supplemented on September 14, 2009,
August 14, 2009 and January 6, 2009
VAN KAMPEN TRUST,
on behalf of its series,
Van Kampen Core Plus Fixed Income Fund,
as previously supplemented on September 14, 2009

VAN KAMPEN EQUITY TRUST II,
on behalf of its series,
Van Kampen American Franchise Fund,
as previously supplemented on September 14, 2009
and April 29, 2009
Van Kampen Core Growth Fund,
as previously supplemented on September 14, 2009
and May 29, 2009
Van Kampen Equity Premium Income Fund
Van Kampen International Advantage Fund
Van Kampen International Growth Fund,
each as previously supplemented on September 14, 2009
Van Kampen Technology Fund,
as previously supplemented on September 14, 2009
and July 29, 2009

Dated December 24, 2008
VAN KAMPEN TRUST II,
on behalf of its series,
Van Kampen Global Tactical Asset Allocation Fund,
as previously supplemented on September 14, 2009
and August 7, 2009
Van Kampen Global Bond Fund,
as previously supplemented on September 14, 2009

Dated November 1, 2008
VAN KAMPEN CAPITAL GROWTH FUND,
as previously supplemented on September 14, 2009
VAN KAMPEN SERIES FUND, INC.,
on behalf of its series,
Van Kampen American Value Fund,
as previously supplemented on September 14, 2009
and January 6, 2009
Van Kampen Emerging Markets Fund,
as previously supplemented on September 14, 2009
and April 17, 2009
Van Kampen Equity Growth Fund,
as previously supplemented on September 14, 2009
Van Kampen Global Equity Allocation Fund,
as previously supplemented on September 14, 2009
Van Kampen Global Franchise Fund,
as previously supplemented on September 14, 2009,
August 7, 2009, April 29, 2009 and November 1, 2008

Dated May 30, 2008
VAN KAMPEN TRUST,
on behalf of its series,
Van Kampen Inflation-Linked Fixed Income Fund,
as previously supplemented on September 14, 2009
and September 26, 2008

On October 19, 2009, Morgan Stanley & Co. Incorporated (“Morgan Stanley”), the parent company of Van Kampen Investments Inc., announced that it has reached a definitive agreement to sell its retail asset management business to Invesco Ltd. (“Invesco”). The transaction (“Transaction”) includes a sale of the part of the asset management business that advises funds, including the Van Kampen family of funds. The Transaction is subject to certain approvals and other conditions to closing, and is currently expected to close in mid-2010.

Under the Investment Company Act of 1940, the closing of the Transaction will cause each Fund’s current investment advisory agreement with Van Kampen Asset Management, a subsidiary of Van Kampen Investments Inc., to terminate. In connection with the

Transaction, it is expected that each Fund’s Board of Trustees/Directors (together the “Boards”) will be asked to consider and approve changes to each Fund, such as approval of a new investment advisory agreement with affiliate(s) of Invesco. In addition, the Boards may be asked to consider and approve changes related to each Fund’s current service providers, governing documents and agreements that conform each Fund to Invesco’s service model for investment management. If approved by the Boards, matters will be submitted to the shareholders of such Fund for their approval.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MULTIFNDSPT26 10/09